The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 51.8%
	BROAD MARKET — 6.0%
130,877	JPMorgan U.S. Value Factor ETF	$5,028,294
32,052	SPDR S&P 1500 Value Tilt ETF	4,990,032
		10,018,326
	CONVERTIBLE — 0.3%
6,194	iShares Convertible Bond ETF	552,381
	CORPORATE — 1.9%
27,058	iShares Fallen Angels USD Bond ETF	810,928
62,496	iShares Inflation Hedged Corporate Bond ETF	1,911,753
18,456	SPDR Portfolio High Yield Bond ETF	490,376
		3,213,057
	EMERGING MARKETS — 1.8%
98,706	Schwab Fundamental Emerging Markets Large Co. Index ETF	3,058,899
	GLOBAL — 1.7%
26,019	Vanguard Total World Stock ETF	2,795,221
	INTERNATIONAL — 12.5%
48,415	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	3,484,427
94,727	Schwab Fundamental International Large Co. Index ETF	3,079,575
72,761	Schwab International Small-Cap Equity ETF	2,978,108
150,363	SPDR Portfolio Developed World ex-US ETF	5,485,242
19,781	Vanguard FTSE All World ex-US Small-Cap ETF	2,649,863
61,615	Vanguard FTSE Developed Markets ETF	3,146,062
		20,823,277
	LARGE-CAP — 16.8%
4,177	Invesco QQQ Trust Series 1	1,661,819
63,053	Schwab Fundamental U.S. Large Co. Index ETF	3,695,536
104,317	Schwab U.S. Dividend Equity ETF	8,431,943
31,154	Schwab U.S. Large-Cap Growth ETF	5,101,468
36,369	SPDR Russell 1000 Yield Focus ETF	3,650,535
25,196	Vanguard Large-Cap ETF	5,568,820
		28,110,121
	MID-CAP — 4.6%
19,788	Schwab U.S. Mid-Cap ETF	1,591,549
15,981	Vanguard Mid-Cap ETF	4,071,479
7,614	Vanguard Mid-Cap Growth ETF	1,938,677
		7,601,705
	PRECIOUS METALS — 4.3%
161,074	Aberdeen Standard Physical Silver Shares ETF*	3,608,057

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	PRECIOUS METALS (Continued)
104,570	iShares Gold Trust*	$3,640,082
		7,248,139
	SMALL-CAP — 0.7%
16,430	Invesco RAFI Strategic U.S. Small Co. ETF	646,849
2,743	Vanguard Small-Cap Value ETF	490,586
		1,137,435
	THEMATIC — 1.2%
9,985	Global X Founder - Run Cos. ETF	339,490
57,675	Global X U.S. Infrastructure Development ETF	1,660,463
		1,999,953
	Total Exchange-Traded Funds
	(Cost $75,113,421)	86,558,514
	EXCHANGE-TRADED NOTES — 1.9%
	INDUSTRIAL METALS — 1.9%
139,459	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	3,115,514
	Total Exchange-Traded Notes
	(Cost $3,299,502)	3,115,514
	MUTUAL FUNDS — 38.3%
	AGGREGATE BOND — 1.0%
77,249	Vanguard Core Bond Fund, Admiral Shares	1,638,449
	AGGREGATE BOND INTERMEDIATE — 1.0%
152,559	TIAA-CREF Core Plus Bond Fund - Class Institutional	1,633,908
	BANK LOANS — 0.7%
146,922	Hartford Floating Rate Fund - Class F	1,220,921
	BLEND BROAD MARKET — 0.5%
36,549	DFA U.S. Vector Equity Portfolio - Class Institutional	907,885
	BLEND LARGE CAP — 6.9%
63,715	DFA Enhanced U.S. Large Co. Portfolio - Class Institutional	847,410
24,377	DFA U.S. Large Co. Portfolio - Class Institutional	826,154
26,333	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	966,669
122,789	Schwab S&P 500 Index Fund - Class Select	8,956,225
		11,596,458
	BLEND MID CAP — 1.0%
4,656	State Street Small/Mid Cap Equity Index Fund - Class K	1,578,393
	BLEND SMALL CAP — 0.8%
24,191	Fidelity Small Cap Index Fund - Class Institutional Premium	666,697

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND SMALL CAP (Continued)
18,556	Schwab Small-Cap Index Fund - Class Select	$666,548
		1,333,245
	EMERGING MARKET STOCK — 4.2%
257,457	Fidelity Emerging Markets Index Fund - Class Institutional Premium	3,112,655
45,601	New World Fund, Inc. - Class F-3	3,922,573
		7,035,228
	EMERGING MARKETS BOND — 1.5%
125,105	TIAA-CREF Emerging Markets Debt Fund - Class Institutional	1,213,519
45,769	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,220,190
		2,433,709
	FOREIGN AGGREGATE BOND — 1.0%
140,878	Dodge & Cox Global Bond Fund	1,625,727
	FOREIGN BLEND — 0.8%
22,373	DFA International Vector Equity Portfolio - Class Institutional	311,653
26,318	Harbor International Small Cap Fund - Class Retirement	398,979
22,138	Rainier International Discovery Series - Class Z	693,152
		1,403,784
	FOREIGN GROWTH — 6.6%
13,986	Federated Hermes International Small-Mid Co. Fund - Class Institutional	619,874
64,780	Smallcap World Fund, Inc. - Class F-3	5,293,149
37,178	Vanguard International Growth Fund, Admiral Shares	5,178,908
134	WCM International Small Cap Growth Fund - Class Institutional	3,830
		11,095,761
	GROWTH BROAD MARKET — 2.3%
57,342	New Perspective Fund - Class R-6	3,810,394
	GROWTH LARGE CAP — 2.6%
73,704	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	4,263,056
	GROWTH SMALL CAP — 1.8%
26,860	Hood River Small-Cap Growth Fund - Class Retirement	1,751,273
9,393	JPMorgan Small Cap Growth Fund - Class R6	242,609
6,958	Lord Abbett Developing Growth Fund, Inc. - Class I	242,156
6,916	Vanguard Explorer Fund, Admiral Shares	823,389
		3,059,427
	THEMATIC SECTOR — 1.5%
68,005	DFA U.S. Sustainability Core 1 Portfolio	2,530,483

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of December 31, 2021 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE LARGE CAP — 1.8%
37,747	Vanguard Windsor Fund, Admiral Shares	$3,078,263
	VALUE MID CAP — 2.3%
127,356	DFA U.S. Targeted Value Portfolio - Class Institutional	3,846,155
	Total Mutual Funds
	(Cost $60,002,650)	64,091,246
	MONEY MARKET FUNDS — 8.1%
8,148,260	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.01%[2]	8,148,260
5,470,256	Goldman Sachs Financial Square Government Fund - Institutional Class, 0.03%[2]	5,470,256
	Total Money Market Funds
	(Cost $13,618,516)	13,618,516
	TOTAL INVESTMENTS — 100.1%
	(Cost $152,034,089)	167,383,790
	Liabilities in Excess of Other Assets — (0.1)%	(102,145)
	TOTAL NET ASSETS — 100.0%	$167,281,645

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Effective 7 day yield as of December 31, 2021.